FINANCIAL RISK MANAGEMENT - Financial Instruments Recorded At Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	S/ 31,766,136	S/ 29,995,783
Financial liabilities, at fair value	1,533,982	1,078,114
Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	26,202,723	25,195,835
Available for sale [Member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,665,272	9,829,584
Available for sale [Member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,814,581	5,268,546
Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	629,818	521,452
Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	377,296	289,148
Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	177,417	53,637
Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	579,199	649,470
Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,850,762	3,512,445
At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	620,544	521,186
Financial liabilities, at fair value	493,700	362,310
Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,793,753	8,416,518
Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	165,387	167,480
Level 1 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	12,513,512	8,480,454
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	9,634,900	6,319,912
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,194,116	4,587,264
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	239,555	235,566
Level 1 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,320,141	1,690,430
Level 1 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	558,471	470,112
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,171,451	1,487,110
Level 1 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	29,778	9,972
Level 2 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	18,488,476	20,683,455
Financial liabilities, at fair value	1,533,982	1,078,114
Level 2 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	16,547,819	18,853,263
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,665,272	9,829,584
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	620,465	681,282
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	629,818	521,452
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	377,296	289,148
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	177,417	53,637
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	320,579	396,523
Level 2 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	786,477	1,012,801
Level 2 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	62,073	51,074
Financial liabilities, at fair value	493,700	362,310
Level 2 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Level 2 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	5,621,363	6,924,129
Level 2 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	135,609	157,508
Level 3 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	764,148	831,874
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	20,004	22,660
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	19,065	17,381
Level 3 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	744,144	809,214
Level 3 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	939	5,279
Level 3 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,092,107	766,317
Derivative financial assets [Member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	269,219	165,172
Derivative financial assets [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	98,585	120,744
Derivative financial assets [Member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	411,656	354,432
Derivative financial assets [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,489	1,281
Derivative financial assets [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	306,148	124,124
Derivative financial assets [Member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	10	564
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,092,107	766,317
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	269,219	165,172
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	98,585	120,744
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	411,656	354,432
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,489	1,281
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	306,148	124,124
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	10	564
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	1,040,282	715,804
Derivative financial liabilities [Member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	365,774	153,560
Derivative financial liabilities [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	54,775	55,454
Derivative financial liabilities [Member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	366,545	401,856
Derivative financial liabilities [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	6,089	728
Derivative financial liabilities [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	246,960	101,548
Derivative financial liabilities [Member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	139	2,658
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	1,040,282	715,804
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	365,774	153,560
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	54,775	55,454
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	366,545	401,856
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	6,089	728
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	246,960	101,548
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	139	2,658
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Interest Rate Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Cross Currency Swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Futures [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	S/ 0	S/ 0